Equity	6 Months Ended	12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025
Equity [Abstract]
Equity

11 Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on March 7, 2024. The original authorized share capital of the Company was US$100,000 divided into 950,000,000 Class A Ordinary Shares and 50,000,000 Class B Ordinary Shares, par value US$0.0001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting rights. Each holder of our Class A Ordinary Share is entitled to one (1) vote per share. Each holder of our Class B Ordinary Share is entitled to twenty (20) votes per share.

The Company issued 25,727,001 Ordinary Class A and Class B Shares as of April 30, 2025 and as of October 31, 2025.

11	Equity

Ordinary and Preference shares

The Company was incorporated under the laws of the Cayman Islands on March 7, 2024. The original authorized share capital of the Company was US$100,000 divided into 950,000,000 Class A Ordinary Shares and 50,000,000 Class B Ordinary Shares, par value US$0.0001 per share. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting rights. Each holder of our Class A Ordinary Share is entitled to one (1) vote per share. Each holder of our Class B Ordinary Share is entitled to twenty (20) votes per share.

The Company issued 25,598,876 Class A and Class B Ordinary Shares as of April 30, 2024 and 25,727,001 Class A and Class B Ordinary Shares as of April 30, 2025, where the Company received S$255,195 (US$193,000) from investors for the issuance of 128,125 shares for the year ended April 30, 2025.

Post restructuring, for April 30, 2024, the Company had received a total of S$8,297,201 (US$6,085,167) in share application monies, and S$37,251 (US$27,320) in monies to be received from investors, in relation to the planned issuance of 5,686,501 shares at an average issue price of S$1.46 per share.

The Company has completed the restructuring process on November 29, 2024.